Operating Revenue (Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized) (Detail)
$ in Millions
Sep. 30, 2019 USD ($)
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 19,467
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 431
Revenue, expected to be recognized on multi-year contracts, period	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,545
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,446
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,344
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,199
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,502
Revenue, expected to be recognized on multi-year contracts, period
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 9
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 5
Revenue, expected to be recognized on multi-year contracts, period	3 months
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 3
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,186
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 455
Revenue, expected to be recognized on multi-year contracts, period	3 months
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,658
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,559
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,436
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,268
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date:: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,810
Revenue, expected to be recognized on multi-year contracts, period